Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Consolidated total assets	$ 12,490,008	$ 11,864,212
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	2,511,258	2,055,348
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	3,431,875	3,442,109
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	3,491,840	3,401,167
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,747,367	1,538,074
Cash [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	707,885	806,904
Accounts Receivable [Member] | Other Assets [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 599,783	$ 620,610